Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 8,120,176	$ 7,741,386	$ 5,480,826
Top client
Disaggregation of Revenue [Line Items]
Revenue	721,309	683,546	441,173
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	1,453,508	1,506,087	1,291,946
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	1,188,943	1,112,636	752,325
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	1,743,539	1,585,739	1,077,073
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 3,012,877	$ 2,853,378	$ 1,918,309